Stock-Based Compensation - Schedule of Fair Value Of Stock Options Valuation Assumptions And Methodology (Detail) - $ / pure	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility - Minimum	50.29%	50.40%
Expected volatility - Maximum	52.45%	51.37%
Risk-free interest rate - Minimum	0.30%	1.42%
Risk-free interest rate - Maximum	1.75%	1.88%
Fair value of Ordinary Shares - Minimum	10.58	13.21
Fair value of Ordinary Shares - Maximum	19.96	13.52
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 10 months 9 days	5 years 7 months 9 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 3 months	6 years 3 months